BUSINESS COMBINATIONS - Cash outflow due to acquisition (Details) - TRY (₺) ₺ in Thousands		12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022
Business combinations
Cash outflow due to acquisition		₺ 7,579
Doruk Finansman A.
Business combinations
Total cash paid	₺ 11,020
Cash and cash equivalent - acquired	(3,441)
Cash outflow due to acquisition	₺ 7,579